UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [    ]; Amendment Number:  __
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                       Place                    Date of Signing
/S/ JEFFREY L. BERKOWITZ               NEW YORK, NY               MAY 12, 2011
------------------------               ------------            ----------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:       $15,576
                                            (thousands)



List of Other Included Managers:

None

    BERKOWITZ CAPITAL PARTNERS, L.P. FORM 13F INFORMATION TABLE (9/31/2010)

                                                                      SHRS OR
                             TITLE OF                   VALUE         PRN      SH/  PUT/   INVESTMENT  OTHER
NAME OF ISSUER               CLASS           CUSIP      (X1000)       AMOUNT   PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

APPLE INC                    COM              037833100      132     25,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

NETAPP INC                   COM              64110D104      142     75,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

CITRIX SYS INC               COM              177376100      220      3,000   SH               SOLE                3,000
------------------------------------------------------------------------------------------------------------------------------------

CITRIX SYS INC               COM              177376100       63     15,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

COMMVAULT SYSTEMS INC        COM              204166102      126     25,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

COMMVAULT SYSTEMS INC        COM              204166102       81     60,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

CUMMINS INC                  COM              231021106      932      8,500   SH               SOLE                8,500
------------------------------------------------------------------------------------------------------------------------------------

EMC CORP-MASS                COM              268648102       95    265,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

EMC CORP-MASS                COM              268648102       47    350,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

EMC CORP-MASS                COM              268648102      311    560,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

EMC CORP-MASS                COM              268648102       42     50,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

EMC CORP-MASS                COM              268648102    3,453    130,000   SH               SOLE              130,000
------------------------------------------------------------------------------------------------------------------------------------

EQUINIX INC                  COM NEW          29444U502       54     20,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

EQUINIX INC                  COM NEW          29444U502       99     20,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

EXPEDIA INC                  COM              30212P105      123    175,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

EXPEDIA INC                  COM              30212P105       58     40,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

FINISAR CORP                 COM NEW          31787A507       10     10,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

FORTINET INC                 COM              34959E109       89     20,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

ISHARES                      MSCI JAPAN       464286848       39    300,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

ISHARES                      MSCI JAPAN       464286848        4    100,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                   RUSSELL 2000     464287655        1     25,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

JPMORGAN CHASE & CO          COM              46625H100    1,844     40,000   SH               SOLE               40,000
------------------------------------------------------------------------------------------------------------------------------------

JUNIPER NETWORKS INC         COM              48203R104       29     70,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

JUNIPER NETWORKS INC         COM              48203R104      109     35,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

LULULEMON ATHLETICA INC      COM              550021109       85     25,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

LULULEMON ATHLETICA INC      COM              550021109       69     10,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

MASCO CORP                   COM              574599106       19     50,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

NETAPP INC                   COM              64110D104    3,370     70,000   SH               SOLE               70,000
------------------------------------------------------------------------------------------------------------------------------------

NETAPP INC                   COM              64110D104      106    110,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

POWERSHARES QQQ TRUST        UNIT SER 1       73935A104      121    195,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

POWERSHARES QQQ TRUST        UNIT SER 1       73935A104        0     55,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

RADWARE LTD                  ORD              M81873107       13     20,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

RIVERBED TECHNOLOGY INC      COM              768573107       80     25,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

RIVERBED TECHNOLOGY INC      COM              768573107      377     10,000   SH               SOLE               10,000
------------------------------------------------------------------------------------------------------------------------------------

ROCKWELL AUTOMATION INC      COM              773903109      148     15,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

ROCKWELL AUTOMATION INC      COM              773903109      103     20,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

ROCKWELL AUTOMATION INC      COM              773903109       49     30,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

SAVVIS INC                   COM NEW          805423308       61     25,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT          78462F103       48     60,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT          78462F103        5     40,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT          78462F103      125    120,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT          78462F103       22     30,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT          78462F103      111     85,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT          78462F103       88     50,000          PUT
------------------------------------------------------------------------------------------------------------------------------------

SUCCESSFACTORS INC           COM              864596101      213     50,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

SUCCESSFACTORS INC           COM              864596101      586     15,000   SH               SOLE               15,000
------------------------------------------------------------------------------------------------------------------------------------

VMWARE INC                   CL A COM         928563402    1,631     20,000   SH               SOLE               20,000
------------------------------------------------------------------------------------------------------------------------------------

VMWARE INC                   CL A COM         928563402       47     15,000          CALL
------------------------------------------------------------------------------------------------------------------------------------

                                                          15,576